Debt securities in issue	12 Months Ended
Dec. 31, 2025
Disclosure Of Debt Securities In Issue [Abstract]
Debt securities in issue	26Debt securities in issue

HSBC
	2025	2024
	$m	$m
Bonds and medium-term notes	185,974	163,903
Other debt securities in issue	30,243	41,661
Total debt securities in issue	216,217	205,564
Included within:
– trading liabilities (Note 24)	(40)	(73)
– financial liabilities designated at fair value (Note 25)	(116,502)	(99,706)
At 31 Dec	99,675	105,785

HSBC Holdings
	2025	2024
	$m	$m
Debt securities	113,711	97,588
Included within:
– financial liabilities designated at fair value (Note 25)	(44,687)	(33,268)
At 31 Dec	69,024	64,320